                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS - March 31, 2006 (unaudited)


PRINCIPAL
AMOUNT IN                                                                            COUPON    DEMAND
THOUSANDS                                                                             RATE+     DATE*         VALUE
---------                                                                            ------   --------   --------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (89.9%)

            ALABAMA
 $40,000    Birmingham Medical Clinic Board, University of Alabama Health Services
               Foundation Ser 1991                                                    3.18%   04/07/06   $   40,000,000
  35,500    Infirmary Health System Special Care Facilities Financing Authority,
               Infirmary Health System Ser 2006 A & B                                 3.18    04/07/06       35,500,000

            ARIZONA
  15,000    McAllister Academic Village LLC, Arizona State University Ser 2005 A
               (Ambac)                                                                3.18    04/07/06       15,000,000
   5,000    Pima County, Industrial Development Authority El Dorado Hospital Ser
               2004                                                                   3.20    04/07/06        5,000,000
   8,805    Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)     3.20    04/07/06        8,805,000
   2,900    University of Arizona, Student Union Bookstore Ser 1999 COPs (Ambac)      3.17    04/07/06        2,900,000

            CALIFORNIA
  20,700    Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2006 Ser
               A-1 (Ambac)                                                            3.05    04/07/06       20,700,000
   5,830    Butte-Glenn Community College District, Election of 2002 Ser B
               P-FLOATs PT-3042 (MBIA)                                                3.21    04/07/06        5,830,000
     850    California Health Facilities Financing Authority, Adventist Health
               System/West 1998 Ser C (MBIA)                                          3.14    04/03/06          850,000
   3,995    Hacienda-La Puente, Unified School District 2000 Ser B P-FLOATs
               PT-1988 (FSA)                                                          3.21    04/07/06        3,995,000
  32,585    Long Beach, Harbor Ser 2002 A (MBIA) (AMT)                                3.19    04/07/06       32,585,000
   1,900    Los Angeles Department of Water & Power, Water System Ser 2001 B
               Subser B-1                                                             3.17    04/07/06        1,900,000
  45,700    Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg
               Ser C-2                                                                3.13    04/07/06       45,700,000
   5,635    Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)        3.21    04/07/06        5,635,000

            COLORADO
  12,000    Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005      3.17    04/07/06       12,000,000
  12,600    Colorado, UCDHSC Fitzsimons Academic Facilities Ser 2005 B COPs
               P-FLOATs PT-3336 (MBIA)                                                3.21    04/07/06       12,600,000
            Colorado Health Facilities Authority,
   8,300       Catholic Health Initiatives Ser 2004 B-4                               3.17    04/07/06        8,300,000
  20,000       NCMC Inc Ser 2005 (FSA)                                                3.16    04/07/06       20,000,000
   1,100       Sisters of Charity of Leavenworth Health System Ser 2002               3.22    04/07/06        1,100,000
  15,000    Colorado Student Obligation Bond Authority, Ser 1989 A (Ambac) (AMT)      3.22    04/07/06       15,000,000
   8,000    Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser
               2004 A-1 P-FLOATs PT 999                                               3.26    04/07/06        8,000,000
  14,010    Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004        3.18    04/07/06       14,010,000

            CONNECTICUT
  20,000    Connecticut Housing Finance Agency, Housing Mortgage Finance Ser 2006
               B-1 (Ambac)                                                            3.03    04/07/06       20,000,000

            DELAWARE
   7,700    Delaware Economic Development Authority, St Andrew's School Ser 2004      3.18    04/07/06        7,700,000
   8,965    New Castle County, University Courtyard Apartments Ser 2005               3.20    04/07/06        8,965,000

            DISTRICT OF COLUMBIA
   3,500    District of Columbia, Public Welfare Foundation Ser 2000                  3.18    04/07/06        3,500,000

            FLORIDA
  13,500    Broward County School Board, Ser 2005 COPs (FSA)                          3.18    04/07/06       13,500,000
  20,655    Capital Trust Agency, Multifamily Housing Floater - TRs Ser 2005 F7       3.28    04/07/06       20,655,000
  24,500    Collier County Health Facilities Authority, The Moorings Inc Ser 2005     3.18    04/07/06       24,500,000
  22,250    Dade County Industrial Development Authority, Dolphins Stadium Ser
               1985 B & C                                                             3.16    04/07/06       22,250,000
            Florida Department of Environmental Protection,
  24,000       Everglades Restoration Ser 2006 A (Ambac)                              3.17    04/07/06       24,000,000
   5,800       Everglades Restoration Ser 2006 B (Ambac)                              3.15    04/07/06        5,800,000
   7,325    Florida Housing Finance Corporation, Monterey Lakes Apartments 2005
               Ser C                                                                  3.19    04/07/06        7,325,000
  35,650    Miami-Dade County, Water & Sewer System Ser 2005 (FSA)                    3.17    04/07/06       35,650,000
   9,000    Miami-Dade County Educational Facilities Authority, Carlos Albizu
               University Ser 2000                                                    3.23    04/07/06        9,000,000
  12,735    Orange County Housing Finance Authority, Post Lakes Apartments Ser
               1997 F                                                                 3.17    04/07/06       12,735,000
  18,300    Orlando Utilities Commission, Water & Electric Ser 2002 A                 3.15    04/07/06       18,300,000
   4,175    Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008
               (FGIC)                                                                 3.21    04/07/06        4,175,000
   9,690    Pasco County School Board, Ser 1996 COPs (Ambac)                          3.17    04/07/06        9,690,000
   9,685    Polk County School Board, Ser 2003 A COPs (FSA)                           3.17    04/07/06        9,685,000
  33,695    Port St Lucie, Utility System Ser 2005 (MBIA)                             3.18    04/07/06       33,695,000
  18,000    Tampa Bay Water, Utility Systems Ser 2002 (AMT)                           3.23    04/07/06       18,000,000

            GEORGIA
  19,500    Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial
               Hospital Ser 1991 (Ambac)                                              3.20    04/07/06       19,500,000
            Atlanta,
  11,625       Airport Ser 2003 RF B-2 (MBIA)                                         3.17    04/07/06       11,625,000
   3,980       Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)                         3.26    04/07/06        3,980,000
   7,900       Water & Wastewater Ser 2001 B (FSA)                                    3.17    04/07/06        7,900,000
  13,000    DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005          3.18    04/07/06       13,000,000
  29,000    Georgia Municipal Gas Authority, Gas Portfolio II Ser 1997 C              3.22    04/07/06       29,000,000

            HAWAII
  13,690    Hawaii, ROCs II-R Ser 6012 (MBIA)                                         3.21    04/07/06       13,690,000

            ILLINOIS
  14,800    Bi-State Development Agency of the Missouri-Illinois Metropolitan
               District, Metrolink Cross County Extension Ser 2002 A (FSA)            3.17    04/07/06       14,800,000
            Chicago,
   6,520       2004 Ser A P-FLOATs PT-2361 (FSA)                                      3.21    04/07/06        6,520,000
  89,000       Chicago O'Hare International Airport Third Lien Ser 2005 C & D
                  (CIFG)                                                              3.19    04/07/06       89,000,000
   7,435       Chicago O'Hare International Airport Third Lien Ser 2005 A P-FLOATs
                  PT-3340 (MBIA)                                                      3.21    04/07/06        7,435,000
  17,900       Neighborhoods Alive Ser 21 B (MBIA)                                    3.17    04/07/06       17,900,000
  11,430    Chicago Board of Education, Ser 2005 MERLOTs Ser A-15 (Ambac)             3.21    04/07/06       11,430,000
  30,500    Cook County, Ser 2002 B                                                   3.20    04/07/06       30,500,000
  12,400    Glendale Heights, Glendale Lakes Project Ser 2000                         3.18    04/07/06       12,400,000
            Illinois Finance Authority,
  45,900       Northwestern University Ser 2004 A                                     3.12    04/07/06       45,900,000
  10,000       Northwestern University Ser 2004 B                                     3.17    04/07/06       10,000,000
  76,250    Illinois Health Facilities Authority, Northwestern Memorial Hospital
               Ser 1995                                                               3.22    04/07/06       76,250,000
  11,595    Kane, Cook & DuPage Counties, School District #U-46  PUTTERs Ser 426
               (Ambac)                                                                3.24    04/07/06       11,595,000
   5,020    Metropolitan Pier & Exposition Authority, McCormick Place Expansion
               Ser 2002 A Eagle #20040030 Class A (MBIA)                              3.21    04/07/06        5,020,000
  33,400    Regional Transportation Authority, Refg Ser 2005 B                        3.19    04/07/06       33,400,000
  12,445    Roaring Fork Municipal Products, Cook County Class A Certificates Ser
               2004-1 (Ambac)                                                         3.25    04/07/06       12,445,000
   9,000    University of Illinois, Auxiliary Facilities System Ser 2005 B (FSA)      3.16    04/07/06        9,000,000

            INDIANA
   7,125    Franklin Community Multi-School Building Corporation, Ser 2004 ROCs
               II-R Ser 2140 (FGIC)                                                   3.21    04/07/06        7,125,000
            Indiana Health Facility Financing Authority,
  19,000       Ascension Health Ser 2001 A                                            2.74    07/03/06       19,000,000
   7,900       Clarian Health Obligated Group Ser 2000 C                              3.20    04/07/06        7,900,000
   2,105    Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)               3.35    04/07/06        2,105,000
  14,800    Indianapolis Local Public Improvement Bond Bank, Ser 2005 E (Ambac)       3.20    04/07/06       14,800,000
   1,150    Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)                 3.35    04/07/06        1,150,000
  12,700    Purdue University, Student Facilities System Ser 2005 A                   3.14    04/07/06       12,700,000
   2,150    South Bend, Fountainview Place Ser 1992 A TOBs (FHA)                      3.35    04/07/06        2,150,000
   5,765    University of Southern Indiana, Student Fee ROCs II-R 2117 (Ambac)        3.21    04/07/06        5,765,000
  11,030    Zionsville Community School Building Corporation, Boone County Ser
               2005A P-FLOATs PT-2870 (FSA)                                           3.21    04/07/06       11,030,000

            KANSAS
  30,315    Kansas Department of Transportation, Highway Ser 2004 C-2                 3.15    04/07/06       30,315,000
  12,100    Kansas Development Finance Authority, Sisters of Charity of
               Leavenworth Health System Ser 2006 D                                   3.18    04/03/06       12,100,000

            KENTUCKY
  22,500    Kenton County Airport Board, Flight Safety International Inc Ser 2001A
               (AMT)                                                                  3.21    04/07/06       22,500,000
  12,975    Louisville & Jefferson County Metropolitan Government, Waterford Place
               Apartments Ser 2003                                                    3.18    04/07/06       12,975,000
  36,585    Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)                    3.20    04/07/06       36,585,000

            MARYLAND
   7,000    Maryland Health & Higher Educational Facilities Authority, Catholic
               Health Initiatives Ser 1997 B                                          3.22    04/07/06        7,000,000

            MASSACHUSETTS
  29,600    Massachusetts, Ser 2005 A                                                 3.18    04/07/06       29,600,000
  30,000    Massachusetts Bay Transportation Authority, Ser 2000                      3.14    04/07/06       30,000,000
            Massachusetts Development Finance Agency,
  11,505       Dana Hall School Ser 2004                                              3.18    04/07/06       11,505,000
  10,715       New Jewish High School Ser 2002                                        3.17    04/07/06       10,715,000
  24,430       Simmons College Ser 2006 G (XLCA)                                      3.17    04/07/06       24,430,000
            Massachusetts Health & Educational Facilities Authority,
  37,715       Partners Healthcare System Inc 2003 Ser D-3                            3.18    04/07/06       37,715,000
  21,500       Partners Healthcare System Inc 2003 Ser D-4                            3.16    04/07/06       21,500,000
  54,775       Partners Healthcare System Inc 2005 Ser F-3                            3.16    04/07/06       54,775,000
  29,100    Massachusetts Water Resources Authority, Multi-Modal Sub 2000 Ser C
               (FGIC)                                                                 3.17    04/07/06       29,100,000
  27,400    Route 3 North Transportation Improvements Association, Ser 2002 B
               (Ambac)                                                                3.17    04/07/06       27,400,000

            MICHIGAN
            Detroit,
  38,300       Water Supply System Refg Second Lien Ser 2001-C (FGIC)                 3.17    04/07/06       38,300,000
   9,790       Water Supply System Refg Senior Lien Ser 2003-D (MBIA)                 3.17    04/07/06        9,790,000
  10,850    Holt Public Schools, Ser 2002                                             3.15    04/07/06       10,850,000
  22,400    Kent Hospital Finance Authority, Spectrum Health Ser 2005 A (FGIC)        3.16    04/07/06       22,400,000
  15,000    Michigan Hospital Finance Authority, Ascension Health Ser 1999 B          3.17    04/07/06       15,000,000
  14,205    Michigan Housing Development Authority, Rental Housing 2002 Ser B
               (MBIA)                                                                 3.15    04/07/06       14,205,000
  26,700    Michigan State University, Ser 2003 A                                     3.14    04/07/06       26,700,000
   6,000    Michigan Strategic Fund, The Van Andel Research Institute Ser 2001        3.22    04/07/06        6,000,000
  11,110    Oakland University, Ser 2001 (FGIC)                                       3.20    04/07/06       11,110,000
  15,760    Saline Area Schools, Ser 2002 B                                           3.15    04/07/06       15,760,000

            MINNESOTA
            Minneapolis,
   3,100       Fairview Health Services Ser 2005 A (Ambac)                            3.16    04/07/06        3,100,000
  28,600       Guthrie Theater on the River Ser 2003 A                                3.17    04/07/06       28,600,000
  10,900    Oak Park Heights, Multifamily Boutwells Landing Ser 2005                  3.19    04/07/06       10,900,000
  10,710    University of Minnesota Regents, Ser 1999 A                               3.23    04/07/06       10,710,000

            MISSISSIPPI
  22,800    Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser            3.19    04/07/06       22,800,000
  66,700    Perry County, Leaf River Forest Products Inc Ser 2002                     3.17    04/07/06       66,700,000

            MISSOURI
  20,900    Missouri Health & Educational Facilities Authority, Stowers Institute
               Ser 2002 (MBIA)                                                        3.22    04/07/06       20,900,000

            MONTANA
  28,700    Montana Facility Finance Authority, Sisters of Charity of Leavenworth
               Health System Ser 2006 A                                               3.18    04/03/06       28,700,000

            NEBRASKA
            American Public Energy Agency,
  28,000       Gas Supply Ser 2005A                                                   3.19    04/07/06       28,000,000
  33,658       National Public Gas Agency 2003 Ser A                                  3.19    04/07/06       33,658,000
   7,000    Omaha, Eagle #2004001 Class A                                             3.21    04/07/06        7,000,000

            NEVADA
            Clark County,
  22,600       Airport Improvement Refg 1993 Ser A (MBIA)                             3.17    04/07/06       22,600,000
  12,600       Airport System Sub-Lien Ser 2001C (FGIC)                               3.17    04/07/06       12,600,000
  16,000       Las Vegas - McCarran International Airport Passenger Facility 2005
                  Ser A (MBIA) (AMT)                                                  3.22    04/07/06       16,000,000

            NEW HAMPSHIRE
   8,500    New Hampshire Health & Education Facilities Authority, Tilton School
               Ser 2006                                                               3.19    04/07/06        8,500,000

            NEW MEXICO
  35,000    New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare
               Services Ser 2005 (FSA)                                                3.20    04/07/06       35,000,000

            NEW YORK
   5,690    Metropolitan Transportation Authority, ROCs II-R Ser 263 (FSA)            3.20    04/07/06        5,690,000
   6,300    Monroe County Industrial Development Agency, St John Fisher College
               Ser 2005 (Radian)                                                      3.15    04/07/06        6,300,000
            New York City,
   4,150       Fiscal 2004 Subser A-4                                                 3.12    04/07/06        4,150,000
  25,200       Fiscal 2006 Subser E-4                                                 3.16    04/07/06       25,200,000
  78,500    New York City Industrial Development Agency, One Bryant Park LLC Ser
               2004 A                                                                 3.20    04/07/06       78,500,000
  21,930    New York City Municipal Water Finance Authority, Fiscal 2003
               Subser C-2                                                             3.14    04/07/06       21,930,000
            New York State Dormitory Authority,
  30,265       Mental Health Services Facilities Ser 2003D - 2F                       3.12    04/07/06       30,265,000
  17,940       Rochester General Hospital Ser 2005 P-FLOATs PA-1335 (Radian)          3.22    04/07/06       17,940,000
   1,100    Suffolk County Water Authority, Ser 2003 BANs                             3.12    04/07/06        1,100,000

            NORTH CAROLINA
   1,500    Durham, Ser 1993A COPs                                                    3.20    04/07/06        1,500,000
  34,140    Guilford County, Ser 2005 A&B                                             3.18    04/07/06       34,140,000
   7,375    Mecklenburg County, Ser 2004 COPs                                         3.17    04/07/06        7,375,000
            North Carolina,
  15,295       Ser 2002 E                                                             3.17    04/07/06       15,295,000
  39,660       Ser 2002 E                                                             3.15    04/07/06       39,660,000
            North Carolina Capital Facilities Agency,
  13,500       Capital Area YMCA Ser 2002                                             3.22    04/07/06       13,500,000
   9,800       Durham Academy Ser 2001                                                3.18    04/07/06        9,800,000
            North Carolina Medical Care Commission,
  26,600       Duke University Health System Ser 2005 A                               3.16    04/07/06       26,600,000
  27,000       Firsthealth of the Carolinas Ser 2002                                  3.17    04/07/06       27,000,000
  31,700       North Carolina Baptist Hospitals Ser 2000                              3.19    04/07/06       31,700,000
   6,450       Rowan Regional Medical Center Ser 2004 ROCs II-R Ser 296 (FSA)         3.21    04/07/06        6,450,000
  31,500       University Health Systems of Eastern Carolina Ser 2006A (Ambac)        3.17    04/07/06       31,500,000
  48,000    Raleigh, Downtown Improvement Ser 2005 B COPs                             3.17    04/07/06       48,000,000

            OHIO,
   4,000    Cincinnati City School District, Ser 2003 Eagle# 20040034 Class A
               (FSA)                                                                  3.21    04/07/06        4,000,000
  60,020    Cleveland, Water 2004 Ser M (FSA)                                         3.15    04/07/06       60,020,000
   4,700    Franklin County, Doctors OhioHealth Corp Ser 2001 A ROCs II-R Ser 55      3.21    04/07/06        4,700,000
   5,590    Ohio, Ser 2004 P-FLOATs PT-2137                                           3.20    04/07/06        5,590,000

            OKLAHOMA
  13,600    Oklahoma Capital Improvement Authority, State Facilities Ser 2005 F
               P-FLOATs PT-3286 (Ambac)                                               3.21    04/07/06       13,600,000
   8,000    Oklahoma Student Loan Authority, Ser 2005A (MBIA) (AMT)                   3.22    04/07/06        8,000,000
            Oklahoma Water Resources Board, State Loan Program
  28,305       Ser 1994 A & 1999                                                      3.38    09/01/06       28,305,000
   6,655       Ser 1995                                                               3.35    09/01/06        6,655,000
  19,015       Ser 2001 & 2003 A                                                      2.85    04/01/06       19,015,000
  34,650       Ser 2001 & 2003 A (DD)                                                 3.50    10/01/06       34,650,000
            Tulsa County Industrial Authority,
  15,000       Capital Improvement Ser 2003 A                                         3.13    05/15/06       15,000,000
   8,000       St Francis Health System Ser 2003 Floater-TRs Ser 2006 P7U             3.26    04/07/06        8,000,000

            OREGON
  14,500    Clackamas County Hospital Facility Authority, Legacy Health System
               Ser 2003                                                               3.18    04/07/06       14,500,000
  13,335    Oregon, Homeowner Ser 2005 A P-FLOATs MT-133                              3.22    04/07/06       13,335,000
  20,000    Oregon Health Sciences University, OHSU Medical Group Ser 2004 A          3.17    04/07/06       20,000,000

            PENNSYLVANIA
  12,400    Allegheny County Higher Education Building Authority, Carnegie Mellon
               University Ser 1998                                                    3.12    04/03/06       12,400,000
  11,300    Allegheny County Industrial Development Authority, Carnegie Museums of
               Pittsburgh Ser 2002                                                    3.20    04/07/06       11,300,000
  30,000    Easton Area School District, Ser 2005 (FSA) & Ser 2006 (FSA)              3.19    04/07/06       30,000,000
  18,000    Harrisburg Authority, School Ser 2006 (FSA)                               3.18    04/07/06       18,000,000
  11,300    Northampton County Higher Education Authority, Lafayette College Ser
               1998 A                                                                 3.14    04/07/06       11,300,000

   15,000   Pennsylvania Higher Education Assistance Agency, Student Loan 2001
               Ser A (Ambac) (AMT)                                                    3.27    04/07/06       15,000,000
   29,900   Pennsylvania Turnpike Commission, 2002 Ser A-2                            3.22    04/07/06       29,900,000
   42,600   Philadelphia, Gas Works Sixth Ser 1998 (FSA)                              3.17    04/07/06       42,600,000
    7,000   Philadelphia Hospitals & Higher Education Facilities Authority,
               Temple University Health System 2005 Ser C                             3.17    04/07/06        7,000,000
   28,600   Philadelphia Industrial Development Authority, Girard Estate
               Aramark Tower Ser 2002                                                 3.22    04/07/06       28,600,000
   22,300   York General Authority, Harrisburg School District Subser 1996 B
               (Ambac)                                                                3.18    04/07/06       22,300,000

            RHODE ISLAND
    6,000   Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)          3.17    04/07/06        6,000,000
            Rhode Island Health & Educational Building Corporation,
   20,000      Brown University 2005 Ser A                                            3.12    04/07/06       20,000,000
    9,400      Meeting Street Center Ser 2005                                         3.17    04/07/06        9,400,000

            SOUTH CAROLINA
   25,000   Charleston Educational Excellence Finance Corporation, Charleston
               County School District Ser 2005 ROCs II-R Ser 471                      3.21    04/07/06       25,000,000
   13,100   Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)         3.17    04/07/06       13,100,000
    5,000   Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)                      3.35    04/07/06        5,000,000
   11,175   South Carolina Educational Facilities Authority, Charleston
               University Ser 2003                                                    3.18    04/07/06       11,175,000
   11,000   South Carolina Jobs Economic Development Authority, Burroughs &
               Chapin Business Park Ser 2002                                          3.23    04/07/06       11,000,000
    4,545   South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)       3.21    04/07/06        4,545,000

            TENNESSEE
   12,700   Chattanooga Health, Educational & Housing Facility Board, The Baylor
               School Ser 2004                                                        3.18    04/07/06       12,700,000
   16,700   Greeneville Health & Educational Facilities Board, Laughlin Memorial
               Hospital Ser 2004                                                      3.18    04/07/06       16,700,000
    9,955   Jackson Health, Educational & Housing Facility Board, Union
               University Ser 2005                                                    3.18    04/07/06        9,955,000
    3,500   Memphis Airport, Refg Ser 1995 B (AMT)                                    3.50    04/07/06        3,500,000
   17,945   Memphis Health, Educational & Housing Facility Board, Watergrove
               Apartments Ser 2004                                                    3.18    04/07/06       17,945,000
            Metropolitan Government of Nashville & Davidson County Health &
               Educational Facilities Board,
    7,600      Ensworth School Ser 2002                                               3.18    04/07/06        7,600,000
    7,395      Mary Queen of Angels Inc Ser 2000                                      3.18    04/07/06        7,395,000
   23,960      Vanderbilt University Ser 2005 A-2                                     3.12    04/07/06       23,960,000
   25,500   Montgomery County Public Building Authority, Pooled Financing Ser 1999    3.18    04/07/06       25,500,000
   22,000   Shelby County Health, Educational & Housing Facilities Board, Baptist
               Memorial Health Care Ser 2004 A P-FLOATs PA-1277                       3.22    04/07/06       22,000,000
            Tennergy Corporation,
   28,000      Gas Ser 2006 A PUTTERs Ser 1258Q                                       3.23    04/07/06       28,000,000
   55,000      Gas Ser 2006 B PUTTERs Ser 1260B                                       3.22    04/07/06       55,000,000
    6,430   Wilson County, Ser 2005 P-FLOATs PT-2661 (MBIA)                           3.21    04/07/06        6,430,000

            TEXAS
    6,530   Beaumont, Waterworks & Sewer System Ser 2005 P-FLOATs PT-2895 (MBIA)      3.21    04/07/06        6,530,000
    4,705   Bexar County Housing Finance Corporation, Multi-Family P-FLOATs
               PT 2082                                                                3.21    04/07/06        4,705,000
   34,655   Coastal Bend Health Facilities Development Corporation, Christus
               Health Ser 2005 Subser B-3 (Ambac)                                     3.17    04/07/06       34,655,000
    4,500   Cypress-Fairbanks Independent School District, Ser 2004 MERLOTs Ser
               C16                                                                    3.21    04/07/06        4,500,000
    6,140   Dallas Independent School District, Ser 2004 A ROCs II-R Ser 6038         3.21    04/07/06        6,140,000
    8,585   El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129        3.21    04/07/06        8,585,000
   19,519   Garland Health Facilities Development Corporation, Chambrel Club Hill
               Ser 2002                                                               3.18    04/07/06       19,519,000
            Harris County Health Facilities Development Corporation,
   65,000      Christus Health Ser 2005 Subser A-1 (Ambac)                            3.17    04/07/06       65,000,000
   34,800      Methodist Hospital System Ser 2005 B                                   3.17    04/03/06       34,800,000
   29,700   Harris County Industrial Development Corporation, Baytank Inc Ser 1998    3.22    04/07/06       29,700,000
    5,165   Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)        3.21    04/07/06        5,165,000
   19,230   Houston Health Facilities Development Corporation, Buckingham Senior
               Living Community Inc Ser 2004 C                                        3.17    04/07/06       19,230,000
   11,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987                   3.35    08/15/06       11,000,000
   37,100   North Texas Tollway Authority, Dallas North Tollway System Ser 2005 C
               (FGIC)                                                                 3.19    04/07/06       37,100,000
            Northside Independent School District,
    5,345      Ser 2003 P-FLOATs PT-2254                                              3.21    04/07/06        5,345,000
   43,000      Ser 2005                                                               2.85    06/15/06       43,000,000
    6,545   Port Arthur Independent School District, Ser 2005 P-FLOATs PT-2679
               (FGIC)                                                                 3.21    04/07/06        6,545,000
    9,055   Roaring Fork Municipal Products, Dallas Independent School District
               Class A Certificates Ser 2004 -6                                       3.25    04/07/06        9,055,000
   20,300   San Antonio, Water System Sub Lien Ser 2003 B (MBIA)                      3.24    04/07/06       20,300,000
    6,795   Texas Department of Housing & Community Affairs, High Point III
               Development Ser 1993 A                                                 3.19    04/07/06        6,795,000
   18,015   Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)               3.18    04/07/06       18,015,000
    8,700   Texas Transportation Commission, Mobility Fund Ser 2005 - B               3.14    04/07/06        8,700,000
    2,960   Texas Water Development Board, Revolving Fund Senior Lien Ser 2000
               A P-FLOATs PT-2187                                                     3.19    04/07/06        2,960,000

            UTAH
            Intermountain Power Agency,
   24,600      1985 Ser E (Ambac) & 1985 F (Ambac)                                    3.20    06/01/06       24,600,000
   35,900      1985 F (Ambac)                                                         3.45    09/15/06       35,900,000
   43,825   Murray City, IHC Health Services Inc Ser 2005 D                           3.19    04/07/06       43,825,000

            VERMONT
   11,000   Vermont Housing Finance Agency, West Block University of Vermont
               Apartments Ser 2004 A                                                  3.19    04/07/06       11,000,000

            VIRGINIA
   16,000   Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A      3.18    04/07/06       16,000,000
  104,600   Fairfax County Industrial Development Authority, Inova Health System
               Foundation Ser 2005 A-1, A-2 & C-2                                     3.15    04/07/06      104,600,000
   41,100   Loudoun County Industrial Development Authority, Howard Hughes
               Medical Institute Ser 2003 F                                           3.16    04/07/06       41,100,000

            WASHINGTON
    6,050   Bellevue, Ser 2004 Eagle# 20041011 Class A (MBIA)                         3.21    04/07/06        6,050,000
    9,825   Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse
               Ser 2006-0002 (MBIA)                                                   3.20    04/07/06        9,825,000
    4,165   Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)        3.21    04/07/06        4,165,000

            WISCONSIN
    9,500   Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                              3.42    04/07/06        9,500,000
    6,260   Wisconsin Clean Water, 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)               3.43    04/07/06        6,260,000
    3,250   Wisconsin Health & Educational Facilities Authority, Ministry Health
               Care PUTTERs Ser 399 (MBIA)                                            3.21    04/07/06        3,250,000

            WYOMING
   35,000   Campbell County, Two Elk Power Generation Station Ser 2005 B (AMT)        3.35    11/30/06       35,000,000

            PUERTO RICO
   11,795   Puerto Rico Public Improvement, Ser 2001-1 TOCs (FSA)                     3.19    04/07/06       11,795,000
                                                                                                         --------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
               (Cost $4,204,132,000)                                                                      4,204,132,000
                                                                                                         ==============

                                                                                                      YIELD TO
                                                                                                      MATURITY
                                                                                   COUPON  MATURITY  ON DATE OF
                                                                                    RATE     DATE     PURCHASE
                                                                                   ------  --------  ----------
           TAX-EXEMPT COMMERCIAL PAPER (2.4%)

           FLORIDA
   10,000  Jacksonville Electric Authority, Electric System 2001 Sub Ser C          3.45%  06/22/06       3.45%      10,000,000

           ILLINOIS
    8,100  Chicago, Water System 2004 Ser A                                         2.95   05/12/06       2.95        8,100,000
   28,000  Illinois Health Facilities Authority, Evanston Hospital Corp Ser 1988    3.50   07/13/06       3.50       28,000,000

           KENTUCKY
           Kentucky Asset Liability Commission,
   34,000     General Fund Second Ser 2005 A-1                                      3.15   10/12/06       3.15       34,000,000
   15,000     General Fund Second Ser 2005 A-2                                      3.15   10/11/06       3.15       15,000,000

           TENNESSEE
   15,632  Tennessee School Board Authority, Higher Educational Facilities Ser
              1997 A                                                                3.35   05/23/06       3.35       15,632,000
                                                                                                                 --------------
           TOTAL TAX-EXEMPT COMMERCIAL PAPER (Cost $110,732,000)                                                    110,732,000
                                                                                                                 --------------

           SHORT-TERM MUNICIPAL NOTES & BONDS (8.2%)

           FLORIDA
   12,400  Brevard County School Board, Ser 2005 RANs, dtd 04/28/05                 3.75   04/28/06       3.16       12,404,629

           ILLINOIS
   45,000  Illinois, Certificates Ser 2005, dtd 11/22/05                            4.50   04/28/06       3.14       45,044,963

           MARYLAND
   12,445  Maryland Community Development Administration, Department of Housing &
              Community Development Residential Notes 2005 Ser F, dtd 11/10/05      3.12   11/24/06       3.12       12,445,000

           MASSACHUSETTS
    6,200  Cape Cod Regional Transit Authority, Massachusetts, 2005 RANs, dtd
              07/28/05                                                              4.00   07/28/06       3.00        6,219,443
   14,534  Medway, Ser 2006 BANs, dtd 03/17/06                                      4.00   11/17/06       3.40       14,587,633
   12,000  Montachusett Regional Transit Authority, Ser 2005 RANs, dtd 06/17/05     4.00   06/16/06       3.03       12,023,502
   10,255  Peabody, Ser 2006 BANs, dtd 02/09/06                                     4.00   07/21/06       3.20       10,279,923
   10,000  Pioneer Valley Transit Authority, Ser 2004 RANs, dtd 08/05/05            4.00   08/03/06       3.05       10,031,290
    4,000  Wachusett Regional School District, 2005 RANs, dtd 07/15/05              3.75   06/30/06       2.77        4,009,412

           MICHIGAN
    8,000  Michigan Municipal Bond Authority, Ser 2005 C, dtd 08/19/05              4.25   08/18/06       3.03        8,036,048

           NEW HAMPSHIRE
   10,000  Merrimack County, Ser 2006 TANs, dtd 02/17/06                            4.50   12/28/06       3.59       10,065,765

           NEW JERSEY
   20,000  Barnegat Township Board of Education, 2005 Temporary Notes, dtd
              07/07/05                                                              3.50   07/07/06       2.75       20,038,747
   10,900  Hudson County, Ser 2005 BANs, dtd 09/21/05                               4.00   09/20/06       3.00       10,949,521
    4,500  Montclair, Ser 2005 BANs, dtd 05/26/05                                   3.75   05/25/06       3.19        4,503,193
   21,000  New Jersey, Ser Fiscal 2005-6 A TRANs, 08/03/05                          4.00   06/23/06       3.23       21,034,163

           NEW YORK
           Board of Cooperative Educational Services,
    6,000     Oswego County School District Ser 2005 RANs, dtd 06/23/05             4.00   06/23/06       2.85        6,015,254
    3,500     Suffolk County First Supervisory District Ser 2005 RANs, dtd
                 07/01/05                                                           3.75   06/29/06       2.84        3,507,552
    8,574  Burnt Hills-Ballston Lake Central School District, Ser 2005 B BANs,
              dtd 07/07/05                                                          3.75   07/07/06       2.74        8,596,398
   10,000  Gloversville City School District, Ser 2005 BANs, dtd 12/01/05           4.50   09/28/06       3.33       10,056,153
    4,500  Hastings, Ser 2005 BANs, dtd 07/15/05                                    3.25   07/14/06       3.03        4,502,764
   16,000  Hempstead Union Free School District, TANs Ser 2005, dtd 08/17/05        4.25   06/29/06       3.15       16,041,774
    8,000  Marlboro Central School District, Ser 2005 BANs, dtd 09/08/05            4.25   04/13/06       3.05        8,003,110
    8,000  Spencer-Van Etten Central School District, Ser 2005 BANs, dtd
              06/17/05                                                              4.25   06/15/06       2.83        8,022,694
    7,000  Utica City School District, Ser 2005 RANs, dtd 06/23/05                  4.00   06/23/06       3.00        7,015,440
    4,000  Vestal, Ser 2005 BANs, dtd 07/14/05                                      3.75   07/14/06       2.77        4,010,862

           SOUTH CAROLINA
    9,000  Aiken County Consolidated School District, Ser 2005 BANs, dtd 07/14/05   3.25   07/14/06       2.55        9,000,000
   18,000  Beaufort County School District, Ser 2005 A BANs, dtd 07/14/05           3.15   07/14/06       2.65       18,000,000

           TENNESSEE
   30,000  Shelby County, Public Improvement District 2006 Ser B, dtd 02/22/06      3.25   04/06/06       3.23       30,000,597

           TEXAS,
   41,000  Texas, Ser 2005 TRANs, dtd 09/01/05                                      4.50   08/31/06       3.23       41,205,330

           WISCONSIN
    7,000  Oconomowoc Area School District, Ser 2006 TRANs, dtd 09/20/05            4.00   09/19/06       3.37        7,018,514
                                                                                                                 --------------
           TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (Cost $382,669,674)                                             382,669,674
                                                                                                                 --------------
           TOTAL INVESTMENTS (Cost $4,786,533,674) (a) (b)                                               100.5%   4,697,533,674

           LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (0.5)     (22,508,421)
                                                                                                         -----   --------------
           NET ASSETS                                                                                    100.0%  $4,675,025,253
                                                                                                         =====   ==============


----------
AMT       Alternative Minimum Tax.

BANs      Bond Anticipation Notes.

COPs      Certificates of Participation.

DD All or portion of this security was purchased on a delayed delivery basis.

MERLOTs   Municipal Exempt Receipts-Liquidity Option Tender.

P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.

PUTTERs   Puttable Tax-Exempt Receipts.

RANs      Revenue Anticipation Notes.

ROCs      Reset Option Certificates.

TANs      Tax Anticipation Notes.

TOBs      Tender Option Bonds.

TOCs      Tender Option Certificates.

TRANs     Tax Revenue Anticipation Notes.

+         Rate shown is the rate in effect at March 31, 2006.

*         Date on which the principal amount can be recovered through demand.

(a) Securities have been designated as collateral in an amount of $34,650,000 in connection with the purchase of delayed delivery securities.

(b)       Cost is the same for federal income tax purposes.


Bond Insurance:
---------------


Ambac     Ambac Assurance Corporation.

CIFG      CIFG Assurance North America Inc.

FGIC      Financial Guaranty Insurance Company.

FHA       Federal Housing Administration.

FSA       Financial Security Assurance Inc.

MBIA      Municipal Bond Investors Assurance Corporation.

Radian    Radian Asset Assurance Inc.

XLCA      XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006


                                        3